STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
STATUTORY RESERVE AND RESTRICTED NET ASSETS
Percentage of after-tax profits required to be appropriated to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Amount appropriated to statutory reserve	$ 3,130	$ 3,394	$ 2,738
Aggregate amounts of capital and statutory reserves restricted	$ 216,340
Restricted net assets of subsidiaries and VIE entities as a percentage of consolidated net assets of the Group	25.00%